Distribution Date:	05/12/23	GS Mortgage Securities Trust 2018-GS9
Determination Date:	05/08/23
Next Distribution Date:	06/12/23
Record Date:	04/28/23	Commercial Mortgage Pass-Through Certificates
Series 2018-GS9
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Master Servicer	Wells Fargo Bank, National Association
Bond / Collateral Reconciliation - Cash Flows	6		Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Balances	7		Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-14		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Don Simon	(203) 660-6100
Delinquency Loan Detail	19		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36255NAQ8	2.861000%	14,060,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36255NAR6	3.839000%	24,558,000.00	749,582.30	22,953.29	2,398.04	0.00	0.00	25,351.33	726,629.01	31.51%	30.00%
A-3	36255NAS4	3.727000%	170,000,000.00	170,000,000.00	0.00	527,991.67	0.00	0.00	527,991.67	170,000,000.00	31.51%	30.00%
A-4	36255NAT2	3.992000%	361,127,000.00	361,127,000.00	0.00	1,201,349.15	0.00	0.00	1,201,349.15	361,127,000.00	31.51%	30.00%
A-AB	36255NAU9	3.978000%	29,946,000.00	27,209,968.81	511,922.00	90,201.05	0.00	0.00	602,123.05	26,698,046.81	31.51%	30.00%
A-S	36255NAX3	4.141000%	65,323,000.00	65,323,000.00	0.00	225,418.79	0.00	0.00	225,418.79	65,323,000.00	23.50%	22.38%
B	36255NAY1	4.321000%	40,694,000.00	40,694,000.00	0.00	146,532.31	0.00	0.00	146,532.31	40,694,000.00	18.51%	17.63%
C	36255NAZ8	4.351598%	56,756,000.00	56,756,000.00	0.00	205,816.09	0.00	0.00	205,816.09	56,756,000.00	11.55%	11.00%
D	36255NAA3	3.000000%	41,765,000.00	41,765,000.00	0.00	104,412.50	0.00	0.00	104,412.50	41,765,000.00	6.43%	6.13%
E	36255NAE5	4.351598%	16,063,000.00	16,063,000.00	0.00	58,249.77	0.00	0.00	58,249.77	16,063,000.00	4.46%	4.25%
F-RR	36255NAG0	4.351598%	9,638,000.00	9,638,000.00	0.00	34,950.59	0.00	0.00	34,950.59	9,638,000.00	3.28%	3.13%
G-RR*	36255NAJ4	4.351598%	26,772,038.00	26,772,038.00	0.00	96,204.25	0.00	0.00	96,204.25	26,772,038.00	0.00%	0.00%
R	36255NAN5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	36255NAL9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	N/A	4.351598%	30,428,580.00	28,986,379.95	18,997.85	105,082.97	0.00	0.00	124,080.82	28,967,382.10	0.00%	0.00%
Regular SubTotal			887,130,618.00	845,083,969.06	553,873.14	2,798,607.18	0.00	0.00	3,352,480.32	844,530,095.92

X-A	36255NAV7	0.416952%	665,014,000.00	624,409,551.11	0.00	216,957.50	0.00	0.00	216,957.50	623,874,675.82
X-B	36255NAW5	0.030598%	40,694,000.00	40,694,000.00	0.00	1,037.63	0.00	0.00	1,037.63	40,694,000.00
X-D	36255NAC9	1.351598%	41,765,000.00	41,765,000.00	0.00	47,041.25	0.00	0.00	47,041.25	41,765,000.00
Notional SubTotal			747,473,000.00	706,868,551.11	0.00	265,036.38	0.00	0.00	265,036.38	706,333,675.82

Deal Distribution Total					553,873.14	3,063,643.56	0.00	0.00	3,617,516.70

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36255NAQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36255NAR6	30.52293754	0.93465632	0.09764802	0.00000000	0.00000000	0.00000000	0.00000000	1.03230434	29.58828121
A-3	36255NAS4	1,000.00000000	0.00000000	3.10583335	0.00000000	0.00000000	0.00000000	0.00000000	3.10583335	1,000.00000000
A-4	36255NAT2	1,000.00000000	0.00000000	3.32666666	0.00000000	0.00000000	0.00000000	0.00000000	3.32666666	1,000.00000000
A-AB	36255NAU9	908.63450244	17.09483737	3.01212349	0.00000000	0.00000000	0.00000000	0.00000000	20.10696086	891.53966506
A-S	36255NAX3	1,000.00000000	0.00000000	3.45083340	0.00000000	0.00000000	0.00000000	0.00000000	3.45083340	1,000.00000000
B	36255NAY1	1,000.00000000	0.00000000	3.60083329	0.00000000	0.00000000	0.00000000	0.00000000	3.60083329	1,000.00000000
C	36255NAZ8	1,000.00000000	0.00000000	3.62633184	0.00000000	0.00000000	0.00000000	0.00000000	3.62633184	1,000.00000000
D	36255NAA3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	36255NAE5	1,000.00000000	0.00000000	3.62633194	0.00000000	0.00000000	0.00000000	0.00000000	3.62633194	1,000.00000000
F-RR	36255NAG0	1,000.00000000	0.00000000	3.62633223	0.00000000	0.00000000	0.00000000	0.00000000	3.62633223	1,000.00000000
G-RR	36255NAJ4	1,000.00000000	0.00000000	3.59346009	0.03287161	1.40620860	0.00000000	0.00000000	3.59346009	1,000.00000000
R	36255NAN5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	36255NAL9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	N/A	952.60376758	0.62434231	3.45342997	0.00102732	0.04394487	0.00000000	0.00000000	4.07777228	951.97942526

Notional Certificates
X-A	36255NAV7	938.94196379	0.00000000	0.32624501	0.00000000	0.00000000	0.00000000	0.00000000	0.32624501	938.13765698
X-B	36255NAW5	1,000.00000000	0.00000000	0.02549835	0.00000000	0.00000000	0.00000000	0.00000000	0.02549835	1,000.00000000
X-D	36255NAC9	1,000.00000000	0.00000000	1.12633186	0.00000000	0.00000000	0.00000000	0.00000000	1.12633186	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	04/01/23 - 04/30/23	30	0.00	2,398.04	0.00	2,398.04	0.00	0.00	0.00	2,398.04	0.00
A-3	04/01/23 - 04/30/23	30	0.00	527,991.67	0.00	527,991.67	0.00	0.00	0.00	527,991.67	0.00
A-4	04/01/23 - 04/30/23	30	0.00	1,201,349.15	0.00	1,201,349.15	0.00	0.00	0.00	1,201,349.15	0.00
A-AB	04/01/23 - 04/30/23	30	0.00	90,201.05	0.00	90,201.05	0.00	0.00	0.00	90,201.05	0.00
X-A	04/01/23 - 04/30/23	30	0.00	216,957.50	0.00	216,957.50	0.00	0.00	0.00	216,957.50	0.00
X-B	04/01/23 - 04/30/23	30	0.00	1,037.63	0.00	1,037.63	0.00	0.00	0.00	1,037.63	0.00
A-S	04/01/23 - 04/30/23	30	0.00	225,418.79	0.00	225,418.79	0.00	0.00	0.00	225,418.79	0.00
B	04/01/23 - 04/30/23	30	0.00	146,532.31	0.00	146,532.31	0.00	0.00	0.00	146,532.31	0.00
C	04/01/23 - 04/30/23	30	0.00	205,816.09	0.00	205,816.09	0.00	0.00	0.00	205,816.09	0.00
D	04/01/23 - 04/30/23	30	0.00	104,412.50	0.00	104,412.50	0.00	0.00	0.00	104,412.50	0.00
X-D	04/01/23 - 04/30/23	30	0.00	47,041.25	0.00	47,041.25	0.00	0.00	0.00	47,041.25	0.00
E	04/01/23 - 04/30/23	30	0.00	58,249.77	0.00	58,249.77	0.00	0.00	0.00	58,249.77	0.00
F-RR	04/01/23 - 04/30/23	30	0.00	34,950.59	0.00	34,950.59	0.00	0.00	0.00	34,950.59	0.00
G-RR	04/01/23 - 04/30/23	30	36,634.18	97,084.29	0.00	97,084.29	880.04	0.00	0.00	96,204.25	37,647.07
RR Interest	04/01/23 - 04/30/23	30	1,301.20	105,114.23	0.00	105,114.23	31.26	0.00	0.00	105,082.97	1,337.18
Totals			37,935.38	3,064,554.86	0.00	3,064,554.86	911.30	0.00	0.00	3,063,643.56	38,984.25

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	Additional Information
Total Available Distribution Amount (1)	3,617,516.70
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,080,725.95	Master Servicing Fee	8,459.72
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,484.74
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	352.12
ARD Interest	0.00	Operating Advisor Fee	1,408.47
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	176.06
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,080,725.95	Total Fees	16,171.11

Principal		Expenses/Reimbursements
Scheduled Principal	522,657.45	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	911.30
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	31,215.69	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	553,873.14	Total Expenses/Reimbursements	911.30

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,063,643.56
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	553,873.14
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,617,516.70
Total Funds Collected	3,634,599.09	Total Funds Distributed	3,634,599.11

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	845,083,969.22	845,083,969.22	Beginning Certificate Balance	845,083,969.06
(-) Scheduled Principal Collections	522,657.45	522,657.45	(-) Principal Distributions	553,873.14
(-) Unscheduled Principal Collections	31,215.69	31,215.69	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	844,530,096.08	844,530,096.08	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	845,083,969.21	845,083,969.21	Ending Certificate Balance	844,530,095.92
Ending Actual Collateral Balance	844,540,041.28	844,540,041.28

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.16)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.16)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.35%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	32,756,749.62	3.88%	57	4.9688	NAP	Defeased	4	32,756,749.62	3.88%	57	4.9688	NAP
10,000,000 or less	15	70,698,604.23	8.37%	51	4.8635	1.584984	1.30 or less	4	69,584,560.23	8.24%	57	4.6938	0.787346
10,000,001 to 20,000,000	3	36,994,897.53	4.38%	56	4.8195	1.837084	1.31 to 1.40	1	4,745,706.56	0.56%	54	4.9840	1.358900
20,000,001 to 30,000,000	5	121,592,305.20	14.40%	56	4.5892	2.963480	1.41 to 1.50	1	6,335,815.73	0.75%	57	5.0545	1.485800
30,000,001 to 40,000,000	3	99,210,000.00	11.75%	52	4.0813	2.255210	1.51 to 1.60	3	30,450,749.54	3.61%	57	5.1031	1.560131
40,000,001 to 50,000,000	1	40,230,000.00	4.76%	57	4.6295	2.202400	1.61 to 1.70	3	33,586,716.41	3.98%	57	4.6874	1.667855
50,000,001 to 60,000,000	1	54,741,794.03	6.48%	57	4.6475	1.054600	1.71 to 2.00	3	43,279,077.05	5.12%	52	4.3654	1.784412
60,000,001 to 70,000,000	5	315,805,745.47	37.39%	57	4.2676	2.495963	2.01 to 3.00	16	524,317,900.08	62.08%	56	4.3205	2.379237
70,000,001 or greater	1	72,500,000.00	8.58%	56	3.5595	2.744000	3.01 or greater	3	99,472,820.86	11.78%	51	3.8420	4.008417
Totals	38	844,530,096.08	100.00%	56	4.3744	2.303322	Totals	38	844,530,096.08	100.00%	56	4.3744	2.303322
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	11	32,756,749.62	3.88%	57	4.9688	NAP	New Mexico	1	66,079.41	0.01%	(7)	4.5985	3.810100
Alabama	1	1,297,167.78	0.15%	53	4.3790	2.875500	New York	3	79,250,000.00	9.38%	53	4.0519	1.921099
Arizona	3	72,592,504.70	8.60%	56	3.5608	2.745359	North Dakota	7	293,623.34	0.03%	(7)	4.5985	3.810100
Arkansas	1	40,794.95	0.00%	(7)	4.5985	3.810100	Ohio	25	32,069,329.19	3.80%	57	4.6422	2.282698
California	2	68,102,278.66	8.06%	56	3.3668	3.341205	Oklahoma	3	63,789.65	0.01%	(7)	4.5985	3.810100
Colorado	5	9,623,566.51	1.14%	54	4.6332	2.552616	Pennsylvania	7	6,927,757.05	0.82%	54	4.5281	2.248647
Connecticut	5	519,443.87	0.06%	(7)	4.5985	3.810100	South Carolina	1	1,828,537.71	0.22%	53	4.3790	2.875500
Florida	6	76,903,890.52	9.11%	56	4.6023	1.944087	Tennessee	2	84,462.22	0.01%	(7)	4.5985	3.810100
Georgia	3	13,434,951.13	1.59%	57	5.0411	1.635063	Texas	52	138,551,772.52	16.41%	57	4.6356	1.724913
Idaho	2	196,514.84	0.02%	(7)	4.5985	3.810100	Utah	2	8,434,241.66	1.00%	57	4.8653	1.030942
Illinois	18	11,178,027.03	1.32%	54	4.5284	2.256248	Virginia	1	78,717.59	0.01%	(7)	4.5985	3.810100
Indiana	13	32,549,312.54	3.85%	57	4.6368	2.469084	Washington	1	11,166,479.33	1.32%	57	4.4820	2.607100
Iowa	2	51,143.38	0.01%	(7)	4.5985	3.810100	Wisconsin	4	208,004.10	0.02%	(7)	4.5985	3.810100
Kansas	6	1,812,217.67	0.21%	47	4.3997	2.963803	Totals	227	844,530,096.08	100.00%	56	4.3744	2.303322
Kentucky	4	6,754,802.48	0.80%	56	4.7494	2.451284
									Property Type³
Louisiana	2	168,358.07	0.02%	(7)	4.5985	3.810100
Maryland	1	13,873,420.91	1.64%	58	5.3915	1.563100		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Mexico	1	25,000,000.00	2.96%	54	4.9435	5.876500		Properties	Balance	Agg. Bal.			DSCR¹
Michigan	9	88,285,265.76	10.45%	57	4.4011	2.394509	Defeased	11	32,756,749.62	3.88%	57	4.9688	NAP
Minnesota	13	18,004,556.86	2.13%	55	4.4826	2.421273	Industrial	14	85,536,448.63	10.13%	58	4.5236	2.277334
Missouri	4	6,204,317.28	0.73%	57	5.0902	1.645628	Lodging	165	113,338,290.01	13.42%	53	4.8171	3.045384
Montana	1	25,858.92	0.00%	(7)	4.5985	3.810100	Mixed Use	2	44,250,000.00	5.24%	51	4.4058	1.716714
Nebraska	2	32,178.01	0.00%	(7)	4.5985	3.810100	Multi-Family	1	40,230,000.00	4.76%	57	4.6295	2.202400
Nevada	1	99,980.81	0.01%	(7)	4.5985	3.810100	Office	9	295,674,179.87	35.01%	56	3.9719	2.329295
New Jersey	2	86,000,000.00	10.18%	55	4.4116	2.084286	Retail	24	226,044,427.95	26.77%	56	4.4739	2.160537
							Self Storage	1	6,700,000.00	0.79%	56	4.7385	2.387600
							Totals	227	844,530,096.08	100.00%	56	4.3744	2.303322

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	32,756,749.62	3.88%	57	4.9688	NAP	Defeased	4	32,756,749.62	3.88%	57	4.9688	NAP
	3.750% or less	3	175,500,000.00	20.78%	56	3.4931	2.862544	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.500%	9	279,219,184.73	33.06%	55	4.4009	2.289878	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	8	211,205,482.35	25.01%	55	4.6016	1.808798	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	9	107,503,976.88	12.73%	57	4.8128	2.990087	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	3	18,440,592.79	2.18%	58	5.0713	1.134150	49 months or greater	34	811,773,346.46	96.12%	56	4.3504	2.337607
	5.251% or greater	2	19,904,109.71	2.36%	58	5.3680	1.580794	Totals	38	844,530,096.08	100.00%	56	4.3744	2.303322
	Totals	38	844,530,096.08	100.00%	56	4.3744	2.303322
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	32,756,749.62	3.88%	57	4.9688	NAP	Defeased	4	32,756,749.62	3.88%	57	4.9688	NAP
	55 months or less	8	211,050,004.04	24.99%	52	4.3211	2.659959	Interest Only	14	500,792,820.86	59.30%	55	4.1576	2.586987
	56 months or greater	26	600,723,342.42	71.13%	57	4.3607	2.224357	360 months or less	20	310,980,525.60	36.82%	57	4.6607	1.936015
	Totals	38	844,530,096.08	100.00%	56	4.3744	2.303322	Totals	38	844,530,096.08	100.00%	56	4.3744	2.303322
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	32,756,749.62	3.88%	57	4.9688	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	34	811,773,346.46	96.12%	56	4.3504	2.337607
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	844,530,096.08	100.00%	56	4.3744	2.303322
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310060001	OF	Tempe	AZ	Actual/360	3.559%	215,053.12	0.00	0.00	01/06/28	01/06/33	--	72,500,000.00	72,500,000.00	05/06/23
2	301271583	OF	Sunnyvale	CA	Actual/360	3.365%	190,682.09	0.00	0.00	01/06/28	04/06/31	--	68,000,000.00	68,000,000.00	05/06/23
3	301271610	RT	Novi	MI	Actual/360	4.399%	224,502.98	104,257.28	0.00	N/A	03/06/28	--	61,248,966.85	61,144,709.57	05/06/23
4	301271603	LO	Various	Various	Actual/360	4.755%	247,511.96	89,119.69	0.00	N/A	03/06/28	--	62,470,155.59	62,381,035.90	05/06/23
4A	310061603				Actual/360	4.755%	6,583.64	2,370.51	0.00	N/A	03/06/28	09/06/27	1,661,660.11	1,659,289.60	05/06/23
5A	310061613				Actual/360	4.524%	10,254.40	0.00	0.00	N/A	03/06/28	12/06/27	2,720,000.00	2,720,000.00	05/06/23
5	301271613	IN	Various	Various	Actual/360	4.524%	231,025.60	0.00	0.00	N/A	03/06/28	--	61,280,000.00	61,280,000.00	05/06/23
6	301271562	RT	East Brunswick	NJ	Actual/360	4.383%	230,133.75	0.00	0.00	N/A	12/06/27	--	63,000,000.00	63,000,000.00	05/06/23
7	301271589	OF	Bellaire	TX	Actual/360	4.648%	212,320.88	80,166.43	0.00	N/A	02/06/28	--	54,821,960.46	54,741,794.03	05/06/23
8	301271590	MF	Jacksonville	FL	Actual/360	4.630%	155,203.99	0.00	0.00	N/A	02/06/28	--	40,230,000.00	40,230,000.00	05/06/23
9	309071002	OF	New York	NY	Actual/360	3.605%	105,132.49	0.00	0.00	N/A	11/06/27	--	35,000,000.00	35,000,000.00	05/06/23
10	301271518	MU	New York	NY	Actual/360	4.307%	121,134.38	0.00	0.00	N/A	07/06/27	--	33,750,000.00	33,750,000.00	05/06/23
11	301271565	RT	Various	Various	Actual/360	4.379%	111,153.62	0.00	0.00	N/A	10/06/27	--	30,460,000.00	30,460,000.00	05/06/23
12	301271587	OF	Spring	TX	Actual/360	4.489%	98,738.20	35,360.26	0.00	N/A	02/06/28	--	26,394,706.80	26,359,346.54	05/06/23
13	301271563	LO	Cabo San Lucas	MX	Actual/360	4.944%	102,989.58	0.00	0.00	N/A	11/06/27	--	25,000,000.00	25,000,000.00	05/06/23
14	301271541	LO	Various	Various	Actual/360	4.598%	24,924.01	31,215.69	0.00	N/A	10/05/22	02/05/24	6,504,036.55	6,472,820.86	05/06/23
15	301271577	RT	Doral	FL	Actual/360	4.529%	93,966.38	0.00	0.00	N/A	01/06/28	--	24,900,000.00	24,900,000.00	05/06/23
16	301271579	RT	East Rutherford	NJ	Actual/360	4.489%	86,029.58	0.00	0.00	N/A	01/06/28	--	23,000,000.00	23,000,000.00	05/06/23
17	301271584	IN	Various	Various	Actual/360	4.482%	83,525.13	29,859.34	0.00	N/A	02/06/28	--	22,362,818.00	22,332,958.66	05/06/23
18	301271580	SS	Various	AZ	Actual/360	5.008%	78,169.27	29,298.98	0.00	N/A	02/06/28	11/06/27	18,728,784.91	18,699,485.93	05/06/23
19	301271599	OF	Bethesda	MD	Actual/360	5.391%	62,429.71	21,720.34	0.00	03/06/28	03/06/33	--	13,895,141.25	13,873,420.91	05/06/23
20	301271555	OF	Grand Rapids	MI	Actual/360	4.271%	45,002.22	24,037.49	0.00	N/A	11/06/27	--	12,645,514.11	12,621,476.62	05/06/23
21	301271578	MU	Brooklyn	NY	Actual/360	4.723%	41,330.62	0.00	0.00	N/A	01/06/28	--	10,500,000.00	10,500,000.00	05/06/23
22	301271607	MF	Houston	TX	Actual/360	5.054%	40,819.38	14,003.48	0.00	N/A	03/06/28	12/06/27	9,691,977.57	9,677,974.09	05/06/23
23	301271588	OF	Midland	TX	Actual/360	4.489%	24,552.24	11,884.20	0.00	N/A	02/06/28	--	6,562,577.54	6,550,693.34	05/06/23
24	301271591	RT	Houston	TX	Actual/360	5.055%	26,731.38	10,539.48	0.00	N/A	02/06/28	--	6,346,355.21	6,335,815.73	05/06/23
25	301271575	RT	West Palm Beach	FL	Actual/360	4.723%	25,152.77	10,518.62	0.00	N/A	01/06/28	--	6,391,386.08	6,380,867.46	05/06/23
26	301271572	SS	Denver	CO	Actual/360	4.739%	26,456.62	0.00	0.00	N/A	01/06/28	--	6,700,000.00	6,700,000.00	05/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	301271612	RT	Kirkwood	MO	Actual/360	5.101%	25,873.53	9,963.18	0.00	N/A	03/06/28	--	6,087,291.81	6,077,328.63	05/06/23
28	301271604	OF	South Jordan	UT	Actual/360	5.059%	25,455.16	9,945.22	0.00	N/A	03/06/28	--	6,037,393.65	6,027,448.43	04/06/23
29	301271598	LO	Columbus	GA	Actual/360	5.314%	26,748.23	9,558.83	0.00	N/A	03/06/28	--	6,040,247.63	6,030,688.80	05/06/23
31	301271556	RT	East Point	GA	Actual/360	4.984%	19,742.01	7,586.04	0.00	N/A	11/06/27	--	4,753,292.60	4,745,706.56	05/06/23
32	301271601	LO	Fort Worth	TX	Actual/360	4.755%	16,405.53	5,907.01	0.00	N/A	03/06/28	--	4,140,632.79	4,134,725.78	05/06/23
33	301271605	LO	Indianapolis	IN	Actual/360	4.755%	11,817.46	4,255.02	0.00	N/A	03/06/28	--	2,982,638.73	2,978,383.71	05/06/23
34	301271600	LO	Blue Ash	OH	Actual/360	4.755%	10,538.44	3,794.49	0.00	N/A	03/06/28	--	2,659,822.10	2,656,027.61	05/06/23
35	301271602	LO	Dallas	TX	Actual/360	4.755%	9,659.27	3,477.94	0.00	N/A	03/06/28	--	2,437,928.25	2,434,450.31	05/06/23
36	301271574	IN	Hollywood	FL	Actual/360	4.992%	8,016.03	3,247.60	0.00	N/A	01/06/28	--	1,926,737.57	1,923,489.97	05/06/23
37	301271606	LO	Indianapolis	IN	Actual/360	4.755%	4,960.30	1,786.02	0.00	N/A	03/06/28	--	1,251,943.06	1,250,157.04	05/06/23
Totals							3,080,725.95	553,873.14	0.00				845,083,969.22	844,530,096.08
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	55,654,038.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	38,926,551.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	29,289,177.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	11,113,376.00	0.00	--	--	--	0.00	0.00	0.00	0.00	67,858.42	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	10,931,157.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	6,166,904.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,713,381.64	3,071,974.34	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,114,940.30	1,046,121.37	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	76,118,470.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	8,235,468.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	26,305,279.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,655,952.84	932,122.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	13,414,599.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	70,628,687.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,028,495.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,415,030.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,909,062.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	2,887,424.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,826,092.92	522,189.92	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	652,816.96	590,962.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	861,859.73	209,031.56	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	712,440.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	84,489.97	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	828,730.38	192,216.85	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	671,193.00	539,253.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	162,275.44	0.00	--	--	--	0.00	0.00	35,375.22	35,375.22	0.00	0.00
29	817,950.00	0.00	--	--	--	0.00	5,372.23	0.00	0.00	0.00	0.00
31	424,199.32	341,670.55	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	768,567.00	730,819.60	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	701,479.70	446,081.70	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	5,833.71	0.00
34	301,819.00	324,943.00	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	(354,388.60)	(590,536.78)	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	249,027.40	75,932.21	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	196,983.38	230,501.38	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	379,329,043.15	8,747,772.67				0.00	5,372.23	35,375.22	35,375.22	73,692.13	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
14	301271541	31,215.69	Partial Liquidation (Curtailment)	0.00	0.00
Totals		31,215.69		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	31,215.69	0	0.00	4.374359%	4.351399%	56
04/13/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	1,229,126.37	0	0.00	4.374561%	4.351598%	57
03/10/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	1,830,556.45	0	0.00	4.375060%	4.349824%	58
02/10/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	859,740.29	0	0.00	4.375767%	4.350013%	58
01/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	1,206,894.59	0	0.00	4.376160%	4.350165%	59
12/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	11,309,622.77	0	0.00	4.376638%	4.350304%	60
11/14/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,060,022.98	0	0.00	4.379718%	4.350263%	61
10/13/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.380395%	4.357596%	61
09/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.380567%	4.357766%	62
08/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.380722%	4.357919%	63
07/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.380876%	4.358071%	64
06/10/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.381045%	4.358239%	65
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
28	301271604	04/06/23	0	B	35,375.22	35,375.22	0.00	6,037,393.65
Totals					35,375.22	35,375.22	0.00	6,037,393.65

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		6,472,821	6,472,821	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		683,683,854	683,683,854	0		0
> 60 Months		154,373,421	154,373,421	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-23	844,530,096	844,530,096	0	0	0	0
Apr-23	845,083,969	845,083,969	0	0	0	0
Mar-23	846,788,523	846,788,523	0	0	0	0
Feb-23	849,228,257	849,228,257	0	0	0	0
Jan-23	850,532,249	850,532,249	0	0	0	0
Dec-22	852,150,030	852,150,030	0	0	0	0
Nov-22	863,908,174	863,908,174	0	0	0	0
Oct-22	866,375,532	841,375,532	0	0	25,000,000	0
Sep-22	866,820,632	866,820,632	0	0	0	0
Aug-22	867,224,446	867,224,446	0	0	0	0
Jul-22	867,626,592	867,626,592	0	0	0	0
Jun-22	868,066,690	868,066,690	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14	301271541	25,000,000.00	4.59850%	25,000,000.00 4.59850%		10	05/29/20	06/06/20	08/06/20
22	301271607	0.00	5.05400%	0.00	5.05400%	10	05/04/21	05/04/21	06/07/21
29	301271598	6,344,936.60	5.31400%	6,344,936.60 5.31400%		10	04/16/21	11/06/20	05/06/21
Totals		31,344,936.60		31,344,936.60
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
22	0.00	0.00	0.00	0.00	548.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	363.07	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	911.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			911.30

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Supplemental Notes
None

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